Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 104,633	$ 55,644	$ 153,904
Restricted Cash	42,003	282,043	41,906
Accounts Receivable, net	718,163	1,082,468	2,071,363
Inventory, net	605,649	1,832,661	7,984,492
Advances to related party	1,299,984	1,299,984	1,285,935
Other current assets	222,446	176,925	242,700
Total Current Assets	2,992,878	4,729,725	11,780,300
RELATED PARTY LONG-TERM RECEIVABLE	455,545	455,545
FIXED ASSETS, net	18,979	20,064	61,908
RIGHT OF USE ASSET	92,386	99,472	1,206,931
INTANGIBLE ASSETS, net
Trademarks	774,448	788,614	845,278
Customer relationships	1,121,792	1,145,831	1,241,667
Non-compete agreements	26,672	29,171	39,167
Total Intangible Assets	1,922,912	1,963,616	2,126,112
GOODWILL	445,395	445,395	445,395
OTHER ASSETS	120,139	108,088	125,418
TOTAL ASSETS	6,048,234	7,821,905	15,746,064
CURRENT LIABILITIES
Accounts payable and accruals	881,424	1,607,490	3,528,466
Working capital line of credit	780,288	1,805,907	6,917,968
Current maturities of long-term debt	74,389
Current maturities of lease liabilities	29,649	29,337	136,952
Current maturities of related party long-term notes	225,000	195,000	100,364
Related party notes payable	972,500	972,500	972,500
Related party notes payable - Subordinated	1,299,712	1,299,712	2,910,136
Other current liabilities	1,311,569	1,346,838
Total Current Liabilities	5,574,531	7,256,784	14,566,386
LONG -TERM LIABILITIES
Long-term lease liability	62,409	69,844	1,089,390
Payroll protection program loan	297,555
Related party long-term notes	485,000	515,000	610,000
TOTAL LIABILITIES	6,419,495	7,841,628	16,265,776
STOCKHOLDERS' DEFICIT
Series A 8% cumulative convertible preferred stock value
Common stock value	1,964	1,958	1,761
Additional paid-in capital	13,643,656	13,488,836	8,789,021
Accumulated deficit	(14,016,881)	(13,510,517)	(8,952,466)
Total Blue Star Foods Corp. Stockholders' Deficit	(371,261)	(19,723)	(161,684)
Non-controlling interest			(476,250)
Accumulated other comprehensive income (VIE)			118,222
Total VIE's Deficit			(358,028)
TOTAL STOCKHOLDERS' DEFICIT	(371,261)	(19,723)	(519,712)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 6,048,234	$ 7,821,905	$ 15,746,064